Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	001-36267
Entity Registrant Name	BLUE BIRD CORPORATION
Entity Central Index Key	0001589526
Entity Tax Identification Number	46-3891989
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3920 Arkwright Road
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Macon
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31210
City Area Code	478
Local Phone Number	822-2801
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BLBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false